Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	NR Satu	Golar Grand	Share Capital	Share Capital NR Satu	Share Capital Golar Grand	Treasury Shares	Treasury Shares NR Satu	Treasury Shares Golar Grand	Additional Paid-in Capital	Additional Paid-in Capital NR Satu	Additional Paid-in Capital Golar Grand	Contributed Surplus	Contributed Surplus NR Satu	Contributed Surplus Golar Grand	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss NR Satu	Accumulated Other Comprehensive Loss Golar Grand	Accumulated Earnings	Accumulated Earnings NR Satu	Accumulated Earnings Golar Grand	Noncontrolling Interest	Noncontrolling Interest NR Satu	Noncontrolling Interest Golar Grand
Balance at Dec. 31, 2009	$ 658,184			$ 67,577			$ (6,841)			$ 96,518			$ 200,000			$ (18,819)			$ 157,076			$ 162,673
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(5,441)			0			0			0			0			0			384			(5,825)
Grant of share options	1,869			0			0			1,869			0			0			0			0
Exercise of share options (including disposal of treasury shares)	4,152			231			4,561			(1,081)			0			0			441			0
Exercise of warrants	18,742			0			0			18,742			0			0			0			0
Dividends	(45,763)			0			0			0			0			0			(79,815)			34,052
Incorporation costs	(568)			0			0			(40)			0			0			0			(528)
Non-controlling interest's purchase price paid in excess of net assets acquired from parent	(56)			0			0			(56)			0			0			0			0
Non-controlling interest dividend	(3,120)			0			0			0			0			0			0			(3,120)
Acquisition of non-controlling interests	(15,667)			0			0			(15,667)			0			0			0			0
Disposal of shares in non-controlling interest	5,605			0			0			0			0			0			0			5,605
Other comprehensive income (loss)	(18,615)			0			0			0			0			(14,492)			0			(4,123)
Balance at Dec. 31, 2010	599,322			67,808			(2,280)			100,285			200,000			(33,311)			78,086			188,734
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	68,275			0			0			0			0			0			46,650			21,625
Grant of share options	1,970			0			0			1,970			0			0			0			0
Dividends	(86,156)			0			0			0			0			0			(86,156)			0
Incorporation costs	40			0			0			40			0			0			0			0
Non-controlling interest dividend	(12,532)			0			0			0			0			0			0			(12,532)
Acquisition of non-controlling interests	(112,545)			11,604			0			3,853			0			1,377			0			(129,379)
Other comprehensive income (loss)	(2,115)			0			0			0			0			(3,014)			0			899
Impact of transfer of Golar Freeze, NR Satu and Grand to Golar Partners	0			0			0			96,732			0			0			0			(96,732)
Exercise of share options (including disposal of treasury shares)	11,778			825			2,280			12,493			0			0			(4,487)			667
Golar Partners - equity issuances	287,783			0			0			183,010			0			0			0			104,773
Balance at Dec. 31, 2011	755,820			80,237			0			398,383			200,000			(34,948)			34,093			78,055
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,014,443			0			0			0			0						971,303			43,140
Grant of share options	1,357			0			0			1,357			0			0			0			0
Exercise of share options (including disposal of treasury shares)	2,613			267			0			4,470			0			0			(2,124)			0
Dividends	(154,769)			0			0			0			0			0			(154,769)			0
Non-controlling interest dividend	(32,082)			0			0			0			0			0			0			(32,082)
Other comprehensive income (loss)	5,135			0			0			0			0			7,229			0			(2,094)
Impact of transfer of Golar Freeze, NR Satu and Grand to Golar Partners		0	0		0	0		0	0		85,781	88,319		0	0		0	0		0	0		(85,781)	(88,319)
Issuance of convertible bonds, net of issue costs	24,979			0			0			24,979			0			0			0			0
Golar Partners - equity issuances	317,119			0			0			50,753						0			0			266,366
Deconsolidation of Golar Partners	(170,296)			0			0			0			0			8,989			0			(179,285)
Balance at Dec. 31, 2012	$ 1,764,319			$ 80,504			$ 0			$ 654,042			$ 200,000			$ (18,730)			$ 848,503			$ 0